Accounts Receivable, Net (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable
Accounts receivable	$ 31,266	$ 33,429
Less: Provision for losses on accounts receivable	(2,144)	(1,470)
Accounts receivable, net	$ 29,122	$ 31,959